IncomeTaxes - Tax Component (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current Tax expense	$ 44,591	$ 43,957	$ 27,637
Deferred Tax expense	0	0	(209)
Income taxes	$ 44,591	$ 43,957	$ 27,428
Effective tax rate	41.30%	(49.70%)	22.30%